CONSOLIDATED INCOME STATEMENT - The Group [member] - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Interest and similar income		£ 16,098	£ 16,216	[1]	£ 15,853	[1]
Interest and similar expense	[2]	(3,878)	(3,462)	[1]	(3,489)	[1]
Net interest income		12,220	12,754	[1]	12,364	[1]
Fee and commission income		2,363	2,497	[1]	2,786	[1]
Fee and commission expense		(1,027)	(1,228)	[1]	(1,024)	[1]
Net fee and commission income		1,336	1,269	[1]	1,762	[1]
Net trading income		360	408	[1]	773	[1]
Other operating income		2,692	2,543	[1]	2,453	[1]
Other income		4,388	4,220	[1]	4,988	[1]
Total income		16,608	16,974	[1]	17,352	[1]
Regulatory provisions		(2,190)	(1,956)	[1]	(2,122)	[1]
Other operating expenses		(8,933)	(9,812)	[1]	(9,508)	[1]
Total operating expenses		(11,123)	(11,768)	[1]	(11,630)	[1]
Trading surplus		5,485	5,206	[1]	5,722	[1]
Impairment		(1,362)	(926)	[1]	(687)	[1]
Profit before tax – continuing operations		4,123	4,280	[1]	5,035	[1]
Tax expense		(1,287)	(1,377)	[1]	(1,528)	[1]
Profit after tax – continuing operations		2,836	2,903	[1]	3,507	[1]
Profit after tax – discontinued operations	[1]		1,314		796
Profit for the year		2,836	4,217	[1]	4,303	[1]
Profit attributable to ordinary shareholders		2,515	3,907	[1]	3,940	[1]
Profit attributable to other equity holders		281	275	[1]	273	[1]
Profit attributable to equity holders		2,796	4,182	[1]	4,213	[1]
Profit attributable to non-controlling interests		£ 40	£ 35	[1]	£ 90	[1]

[1]	Restated, see note 1.
[2]	Includes 119 million (2018: 10 million; 2017: 50 million) of interest expense on assets with negative interest rates.